Auditors' remuneration	12 Months Ended
Mar. 31, 2018
Additional information [abstract]
Auditors' remuneration
Auditors’ remuneration

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Auditors’ remuneration	12,076	8,821	7,426

In fiscal 2018, auditors' remuneration includes R2.2 million in respect of fees paid to PricewaterhouseCoopers Inc. and the balance relates to Deloitte & Touche.